EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE
Schedule of factors used in the earnings per share computation

NOTE 13 - EARNINGS PER SHARE

The factors used in the earnings per share computation follow:

	2014	2013	2012

Basic Earnings Per Share
Net income	$7,070,718	$5,821,874	$7,007,562
Weighted average common shares outstanding	2,720,838	2,704,606	2,705,456
Basic earnings per share	$2.60	$2.15	$2.59

Diluted Earnings Per Share
Net income	$7,070,718	$5,821,874	$7,007,562
Weighted average common shares outstanding	2,720,838	2,704,606	2,705,456
Add effect of dilutive shares	—	3,980	2,146
Weighted average common shares outstanding including dilutive shares	2,720,838	2,708,586	2,707,602
Diluted earnings per share	$2.60	$2.15	$2.59